Share-based payments (Details 3) - DRL 2018 Plan [member]	12 Months Ended
Mar. 31, 2026 shares
Statements [Line Items]
Options reserved against equity shares	20,000,000
Options reserved against ADRs	5,000,000
Total	25,000,000
Number of securities to be acquired from secondary market [member]
Statements [Line Items]
Options reserved against equity shares	12,500,000
Options reserved against ADRs	0
Total	12,500,000
Number of securities to be issued by the Company [member]
Statements [Line Items]
Options reserved against equity shares	7,500,000
Options reserved against ADRs	5,000,000
Total	12,500,000